Pension and Other Postretirement Benefits - Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Cost Amounts (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Weighted average assumptions for benefit obligations at year end:
Discount rate	3.60%	3.20%
Salary increase	3.50%	3.30%
Weighted average assumptions for net periodic cost for the year:
Discount rate	3.20%	4.10%
Salary increase	3.50%	3.90%
Expected return on assets	6.70%	6.70%
Other Benefits [Member]
Weighted average assumptions for benefit obligations at year end:
Discount rate	4.00%	3.70%
Weighted average assumptions for net periodic cost for the year:
Discount rate	3.70%	4.40%
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	5.50%	5.50%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at	2022	2016